SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Sit International Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.5%

Asia - 21.8%

Australia - 5.2%
Atlassian Corp. *	1,425	226,304
BHP Group, Ltd., ADR	4,200	260,862
Lynas Rare Earths, Ltd. *	46,625	258,518
Macquarie Group, Ltd.	2,225	357,444
Rio Tinto, PLC, ADR	4,400	313,148
Westpac Banking Corp.	4,425	97,039

		1,513,315

China/Hong Kong - 2.6%
AIA Group, Ltd.	32,200	288,497
Baidu, Inc., ADR *	1,075	113,187
ENN Energy Holdings, Ltd.	18,400	142,133
Ping An Insurance Group Co. of China, Ltd.	33,500	216,112

		759,929

India - 0.5%
HDFC Bank, Ltd., ADR	2,400	150,144

Japan - 7.8%
Keyence Corp.	1,000	475,630
Recruit Holdings Co., Ltd.	11,200	678,351
Sony Group Corp., ADR	7,065	682,267
Terumo Corp.	24,800	465,890

		2,302,138

Singapore - 3.0%
DBS Group Holdings, Ltd.	17,160	508,024
Singapore Technologies Engineering, Ltd.	104,800	379,979

		888,003

South Korea - 1.6%
LG Chem, Ltd.	975	265,801
Samsung Electronics Co., Ltd., GDR [4]	185	216,265

		482,066

Taiwan - 1.1%
Hon Hai Precision Industry Co., Ltd., GDR	11,750	137,710
Taiwan Semiconductor Co., ADR	1,000	173,670

		311,380

Europe - 62.2%

Belgium - 1.8%
D’ieteren Group	1,075	227,241
UCB SA	1,600	288,529

		515,770

Denmark - 2.9%
Ascendis Pharma A/S, ADR *	1,000	149,310
Novo Nordisk A/S, ADR	5,825	693,583

		842,893

France - 9.8%
AXA SA	11,750	451,635
Dassault Systemes SE	11,700	464,040
Elis SA	12,125	252,933
Forvia SE	7,166	73,610
Safran SA	2,590	608,614

Name of Issuer	Quantity	Fair Value ($)

Schneider Electric SE	3,970	1,043,816

		2,894,648

Germany - 7.8%
Allianz SE	2,250	738,853
Deutsche Post AG	6,550	291,864
Infineon Technologies AG	5,950	208,367
Muenchener Rueckversicherungs AG	800	440,184
Siemens AG	3,100	625,762

		2,305,030

Ireland - 3.9%
Accenture, PLC	550	194,414
Aptiv, PLC *	1,225	88,212
CRH, PLC	4,800	445,152
Linde, PLC	500	238,430
STERIS, PLC	825	200,096

		1,166,304

Netherlands - 4.1%
Adyen NV *, [4]	84	131,150
ASML Holding NV	1,025	854,081
Stellantis NV	16,375	230,069

		1,215,300

Spain - 3.1%
Cellnex Telecom SA [4]	5,200	210,871
Iberdrola SA	45,900	709,690

		920,561

Sweden - 1.4%
Evolution AB, ADR	2,325	228,292
Hexagon AB	16,200	174,189

		402,481

Switzerland - 7.6%
Lonza Group AG	590	372,676
Nestle SA	3,600	361,382
On Holding AG *	8,625	432,544
Partners Group Holding AG	490	735,275
TE Connectivity, PLC	1,100	166,089
Zurich Insurance Group AG	255	153,599

		2,221,565

United Kingdom - 19.8%
AstraZeneca, PLC, ADR	10,125	788,839
BAE Systems, PLC	48,500	802,421
Coca-Cola Europacific Partners, PLC	5,400	425,250
Compass Group, PLC	10,625	340,070
Diageo, PLC, ADR	1,840	258,226
Entain, PLC	27,600	281,619
London Stock Exchange Group, PLC	4,200	573,872
Man Group, PLC	93,600	265,043
Reckitt Benckiser Group, PLC	3,100	189,696
RELX, PLC	9,750	457,788
Rentokil Initial, PLC	47,250	230,195
Shell, PLC, ADR	12,250	807,888
Smith & Nephew, PLC	25,250	390,917

		5,811,824

SEPTEMBER 30, 2024	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Sit International Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Latin America - 1.4%

Argentina - 1.4%
Globant SA *	2,050	406,187

North America - 12.1%

Canada - 4.4%
Alimentation Couche-Tard, Inc.	7,400	409,108
Colliers International Group, Inc.	1,600	242,896
Lululemon Athletica, Inc. *	600	162,810
Waste Connections, Inc.	2,750	491,755

		1,306,569

United States - 7.7%
Broadcom, Inc.	10,250	1,768,125
Euronet Worldwide, Inc. *	1,375	136,441
Mondelez International, Inc.	4,800	353,616

		2,258,182

Total Common Stocks (cost: $17,874,307)		28,674,289

Investment Companies 0.7%
iShares MSCI India ETF (cost $95,267)	3,200	187,296

Short-Term Securities - 1.4%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.87% (cost $421,389)	421,389	421,389

Total Investments in Securities - 99.6% (cost $18,390,963)		29,282,974

Other Assets and Liabilities, net - 0.4%		111,779

Net Assets - 100.0%		$29,394,753

*	Non-income producing security.
[4]

144A Restricted Security. The total value of such securities as of September 30, 2024 was $558,286 and represented 1.9% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

2

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Sit International Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2024 is as follows:

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Argentina	406,187	—	—	406,187
Australia	1,513,315	—	—	1,513,315
Belgium	515,770	—	—	515,770
Canada	1,306,569	—	—	1,306,569
China/Hong Kong	759,929	—	—	759,929
Denmark	842,893	—	—	842,893
France	2,894,648	—	—	2,894,648
Germany	2,305,030	—	—	2,305,030
India	150,144	—	—	150,144
Ireland	1,166,304	—	—	1,166,304
Japan	2,302,138	—	—	2,302,138
Netherlands	1,215,300	—	—	1,215,300
Singapore	888,003	—	—	888,003
South Korea	482,066	—	—	482,066
Spain	920,561	—	—	920,561
Sweden	402,481	—	—	402,481
Switzerland	2,055,476	166,089	—	2,221,565
Taiwan	311,380	—	—	311,380
United Kingdom	5,811,824	—	—	5,811,824
United States	2,258,182	—	—	2,258,182
Investment Companies	187,296	—	—	187,296
Short-Term Securities	421,389	—	—	421,389
Total:	29,116,885	166,089	—	29,282,974

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs).

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

SEPTEMBER 30, 2024	3